Financial risk management - Foreign exchange risk (Details) - Currency risk € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		$ 591,887	$ 703,016	$ 578,483
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component		$ (53,810)	(63,910)	(52,600)
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	€ 53,810		63,910	52,600
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		6,316	264	856
GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		1,237	48	4
CHF
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets		$ 727	$ 2	$ 1
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component | €	€ 0
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component | €	€ 0